[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

FEBRUARY 28, 2003
(UNAUDITED)

- CREDIT SUISSE

EUROPEAN EQUITY FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 28, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE EUROPEAN EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
February 28, 2003

                                                                  March 25, 2003

Dear Shareholder:

   For the six months ended February 28, 2003, the Common Class Shares of Credit Suisse European Equity Fund(1) (the "Fund") declined 13.93%, vs. a decline of 11.26% for the Fund's benchmark -- the Morgan Stanley Capital International Europe Index.(2) The Fund's Class A Shares(3) (without the sales charge of 5.75%) had a loss of 14.44% for period.

   The period was a volatile and ultimately negative one for the world's stock markets. The main drivers of market activity were economic and geopolitical developments, most specifically the prospects for a U.S. led war on Iraq with regard to the latter. When the economic outlook appeared to improve, and war risks abated, stocks tended to rally, as was the case in October and November. But when the economic data softened, and war looked imminent, investors sold stocks in favor of cash or bonds. Against this backdrop, most markets had negative results, and Europe, where growth was quite lackluster, underperformed most regions.

   A common theme in the market during the last six months has been to penalize all companies with financially stretched balance sheets. Since part of our ongoing fundamental analysis of companies focuses on forecasting cash generation capabilities and robustness of balance sheets, we believe we can identify companies which have been unfairly penalized. We have high convictions that some of the companies which have been over sold on such concerns will eventually prove the consensus wrong and have their share prices recover. Accordingly, the holdings in the Fund have been tilted, throughout the last six months, toward companies that we believe have become cheap due to unfounded concerns about their balance sheets. This strategy has paid off well in months when the market sought underperformers (e.g., in January 2003) but in months when the market chose to actively avoid the higher risk names, performance has suffered. Our conviction remains steadfast that many of the holdings in the portfolio will generate positive cash flow results.

Sincerely yours,

Credit Suisse Asset Management, LLC

Ella Brown                                   Alan Trigle
Director and                                 Director and
Co-Portfolio Manager                         Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. ADDITIONALLY, MARKET SWINGS IN THE TARGETED REGION (WESTERN EUROPE) WILL LIKELY HAVE A GREATER POSITIVE OR NEGATIVE EFFECT ON FUND PERFORMANCE THAN THEY WOULD IN A MORE GEOGRAPHICALLY DIVERSIFIED EQUITY FUND.

                AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2003(1)

                                                                                        INCEPTION     INCEPTION
                                                             1 YEAR         3 YEAR       TO DATE         DATE
                                                            --------        -------     ----------    ----------
Common Class                                                (29.28%)       (22.34%)       (11.53%)       1/28/99
Class A Without Sales Charge                                (30.54%)           --         (25.48%)      11/30/01
Class A With Maximum Sales Charge                           (34.52%)           --         (28.96%)      11/30/01

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                                                        INCEPTION     INCEPTION
                                                             1 YEAR         3 YEAR       TO DATE         DATE
                                                            --------        -------     ----------    ----------
Common Class                                                (34.79%)       (22.51%)       (11.75%)       1/28/99
Class A Without Sales Charge                                (35.88%)           --         (25.26%)      11/30/01
Class A With Maximum Sales Charge                           (39.59%)           --         (28.53%)      11/30/01

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Morgan Stanley Capital International Europe Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in Europe. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -19.33%.

CREDIT SUISSE EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2003 (Unaudited)

                                                                           NUMBER OF
                                                                             SHARES        VALUE
                                                                          -----------   -------------
COMMON STOCKS (99.2%)
BELGIUM (2.1%)
BEVERAGES (1.0%)
    Interbrew                                                                   5,228   $     89,762
                                                                                        -------------
CHEMICALS (1.1%)
    Solvay SA                                                                   1,556         92,238
                                                                                        -------------
TOTAL BELGIUM                                                                                182,000
                                                                                        -------------
DENMARK (1.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
    TDC A/S                                                                     6,085        139,930
                                                                                        -------------
TOTAL DENMARK                                                                                139,930
                                                                                        -------------
FINLAND (1.9%)
COMMUNICATIONS EQUIPMENT (1.9%)
    Nokia Oyj                                                                  12,120        161,980
                                                                                        -------------
TOTAL FINLAND                                                                                161,980
                                                                                        -------------
FRANCE (17.5%)
AUTOMOBILES (1.6%)
    PSA Peugeot Citroen                                                         3,086        136,370
                                                                                        -------------
BANKS (2.7%)
    BNP Paribas SA                                                              5,571        230,570
                                                                                        -------------
BEVERAGES (1.8%)
    Pernod-Ricard SA                                                            1,973        152,789
                                                                                        -------------
CONSTRUCTION MATERIALS (0.3%)
    Lafarge SA                                                                    439         25,550
                                                                                        -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
    France Telecom SA^                                                          4,542        100,649
                                                                                        -------------
ELECTRICAL EQUIPMENT (1.3%)
    Alstom*                                                                    12,896         40,725
    Schneider Electric SA                                                       1,711         74,428
                                                                                        -------------
                                                                                             115,153
                                                                                        -------------
MEDIA (1.3%)
    Vivendi Universal SA                                                        8,057        113,063
                                                                                        -------------
MULTI-UTILITIES (0.8%)
    Suez SA                                                                     5,228         68,462
                                                                                        -------------
OIL & GAS (4.7%)
    Total Fina Elf SA                                                           3,086        407,779
                                                                                        -------------
PHARMACEUTICALS (1.8%)
    Aventis SA                                                                  3,342        151,753
                                                                                        -------------
TOTAL FRANCE                                                                               1,502,138
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------   ------------
COMMON STOCKS (CONTINUED)

GERMANY (7.6%)
AIR FREIGHT & COURIERS (1.2%)
    Deutsche Post AG                                                           10,379   $    105,600
                                                                                        -------------
AUTOMOBILES (1.2%)
    DaimlerChrysler AG                                                          3,258         99,726
                                                                                        -------------
ELECTRIC UTILITIES (1.9%)
    E.ON AG                                                                     3,857        164,620
                                                                                        -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    Epcos AG*                                                                   3,900         43,085
                                                                                        -------------
INSURANCE (0.4%)
    Muenchener Rueckversicherungs-Gesellschaft AG                                 400         36,033
                                                                                        -------------
MACHINERY (1.0%)
    MAN AG                                                                      6,100         88,560
                                                                                        -------------
PHARMACEUTICALS (0.8%)
    Schering AG                                                                 1,842         68,910
                                                                                        -------------
SOFTWARE (0.6%)
    SAP AG                                                                        600         50,157
                                                                                        -------------
TOTAL GERMANY                                                                                656,691
                                                                                        -------------
IRELAND (1.8%)
BANKS (1.8%)
    Bank of Ireland                                                            13,647        150,765
                                                                                        -------------
TOTAL IRELAND                                                                                150,765
                                                                                        -------------
ITALY (3.5%)
BANKS (1.2%)
    UniCredito Italiano SpA                                                    26,200        105,047
                                                                                        -------------
OIL & GAS (2.3%)
    ENI SpA                                                                    13,381        198,591
                                                                                        -------------
TOTAL ITALY                                                                                  303,638
                                                                                        -------------
NETHERLANDS (6.0%)
DIVERSIFIED FINANCIALS (1.9%)
    ING Groep NV                                                               11,800        159,611
                                                                                        -------------
FOOD PRODUCTS (0.3%)
    Koninklijke Numico NV                                                       5,057         26,707
                                                                                        -------------
HOUSEHOLD DURABLES (1.5%)
    Koninklijke (Royal) Philips Electronics NV                                  7,543        125,850
                                                                                        -------------
MEDIA (0.5%)
    Wolters Kluwer NV                                                           3,310         45,771
                                                                                        -------------
OIL & GAS (1.8%)
    Royal Dutch Petroleum Co.                                                   3,992        158,120
                                                                                        -------------
TOTAL NETHERLANDS                                                                            516,059
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------   -------------
COMMON STOCKS (CONTINUED)
SPAIN (5.3%)
BANKS (1.0%)
    Banco Santander Central Hispano SA                                         13,866   $     88,922
                                                                                        -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
    Telefonica SA                                                              26,500        257,055
                                                                                        -------------
ELECTRIC UTILITIES (1.3%)
    Endesa SA                                                                   8,914        106,643
                                                                                        -------------
TOTAL SPAIN                                                                                  452,620
                                                                                        -------------
SWEDEN (1.2%)
BANKS (1.2%)
    Nordea AB                                                                  22,800         99,410
                                                                                        -------------
TOTAL SWEDEN                                                                                  99,410
                                                                                        -------------
SWITZERLAND (14.7%)
BANKS (2.2%)
    UBS AG                                                                      4,457        187,023
                                                                                        -------------
CHEMICALS (1.6%)
    Ciba Specialty Chemicals AG                                                   816         52,926
    Givaudan SA                                                                   212         86,926
                                                                                        -------------
                                                                                             139,852
                                                                                        -------------
FOOD PRODUCTS (2.5%)
    Nestle SA                                                                   1,063        214,011
                                                                                        -------------
INSURANCE (3.4%)
    Swiss Life Holding*                                                         1,203         69,199
    Swiss Re                                                                    2,143        115,368
    Zurich Financial Services AG                                                1,238        104,993
                                                                                        -------------
                                                                                             289,560
                                                                                        -------------
MACHINERY (0.5%)
    Georg Fischer AG                                                              559         45,759
                                                                                        -------------
PHARMACEUTICALS (4.5%)
    Novartis AG                                                                10,379        381,175
                                                                                        -------------
TOTAL SWITZERLAND                                                                          1,257,380
                                                                                        -------------
UNITED KINGDOM (36.0%)
BANKS (9.1%)
    Abbey National PLC                                                         10,400         63,886
    HBOS PLC                                                                   15,200        158,493
    HSBC Holdings PLC                                                          14,350        154,603
    Royal Bank of Scotland Group PLC                                           13,963        319,560
    Standard Chartered PLC                                                      7,800         85,632
                                                                                        -------------
                                                                                             782,174
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------   ------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES (1.9%)
    Brambles Industries PLC                                                    34,000   $     80,598
    Hays PLC                                                                   71,900         81,540
                                                                                        -------------
                                                                                             162,138
                                                                                        -------------
CONSTRUCTION MATERIALS (0.8%)
    Aggregate Industries PLC                                                   63,000         69,958
                                                                                        -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
    BT Group PLC                                                               54,100        139,323
                                                                                        -------------
FOOD & DRUG RETAILING (1.0%)
    J Sainsbury PLC                                                            24,100         88,067
                                                                                        -------------
FOOD PRODUCTS (1.5%)
    Cadbury Schweppes PLC                                                      25,800        130,447
                                                                                        -------------
HOUSEHOLD PRODUCTS (0.9%)
    Reckitt Benckiser PLC                                                       4,832         76,185
                                                                                        -------------
INSURANCE (0.5%)
    Aviva PLC                                                                   6,771         42,207
                                                                                        -------------
INTERNET & CATALOG RETAIL (1.3%)
    GUS PLC                                                                    13,957        111,567
                                                                                        -------------
MEDIA (1.0%)
    Pearson PLC                                                                11,184         84,556
                                                                                        -------------
METALS & MINING (1.6%)
    Rio Tinto PLC                                                               6,547        132,512
                                                                                        -------------
MULTI-UTILITIES (0.8%)
    International Power PLC*                                                   48,500         69,326
                                                                                        -------------
OIL & GAS (5.2%)
    BG Group PLC                                                               41,300        159,214
    Shell Transport & Trading Co. PLC                                          49,900        289,042
                                                                                        -------------
                                                                                             448,256
                                                                                        -------------
PHARMACEUTICALS (5.5%)
    AstraZeneca PLC                                                             1,438         46,387
    GlaxoSmithKline PLC                                                        24,400        428,906
                                                                                        -------------
                                                                                             475,293
                                                                                        -------------
SOFTWARE (0.8%)
    Sage Group PLC                                                             30,700         64,676
                                                                                        -------------
SPECIALTY RETAIL (1.4%)
    Kingfisher PLC                                                             19,700         70,980
    Next PLC                                                                    3,943         49,685
                                                                                        -------------
                                                                                             120,665
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER OF
                                                                             SHARES        VALUE
                                                                          -----------   -------------
COMMON STOCKS (CONCLUDED)
UNITED KINGDOM (CONCLUDED)
WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    mmO2 PLC*                                                                 127,300   $     95,242
                                                                                        -------------
TOTAL UNITED KINGDOM                                                                       3,092,592
                                                                                        -------------

TOTAL COMMON STOCKS (Cost $9,644,911)                                                      8,515,203
                                                                                        -------------
SHORT-TERM INVESTMENT (1.2%)
    AIM Institutional Fund -- Liquid Asset Portfolioss^^ (Cost $100,566)      100,566        100,566
                                                                                        -------------

TOTAL INVESTMENTS AT VALUE (100.4%) (Cost $9,745,477)                                      8,615,769

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)                                                (36,005)
                                                                                        -------------

NET ASSETS (100.0%)                                                                     $  8,579,764
                                                                                        =============

----------
 * Non-income producing security.
 ^ Security or portion thereof is out on loan.
^^ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2003 (Unaudited)

ASSETS
    Investments at value, including collateral for securities on loan of
      $100,566 (cost $9,745,477) (Note 1)                                  $   8,615,769(1)
    Cash                                                                           1,978
    Foreign currency at value (cost $15,692)                                      15,733
    Receivable for investments sold                                              382,147
    Dividend and interest receivable                                              27,357
    Receivable from investment adviser (Note 2)                                   25,156
    Prepaid expenses and other assets                                             27,425
                                                                           -------------
      Total Assets                                                             9,095,565
                                                                           -------------
LIABILITIES
    Payable for investments purchased                                            350,471
    Payable upon return of securities loaned (Note 1)                            100,566
    Payable for fund shares redeemed                                               3,825
    Distribution fee payable (Note 2)                                              1,696
    Administrative services fee payable (Note 2)                                   1,526
    Directors' fee payable                                                         1,516
    Other accrued expenses payable                                                56,201
                                                                           -------------
      Total Liabilities                                                          515,801
                                                                           -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                       1,758
    Paid-in capital                                                           16,287,735
    Accumulated net investment loss                                             (106,011)
    Accumulated net realized loss on investments and foreign currency
      transactions                                                            (6,475,860)
    Net unrealized depreciation from investments and foreign currency
      translations                                                            (1,127,858)
                                                                           -------------
      Net Assets                                                           $   8,579,764
                                                                           =============
COMMON SHARES
    Net assets                                                             $   8,561,046
    Shares outstanding                                                         1,754,227
                                                                           -------------
    Net asset value, offering price, and redemption price per share        $        4.88
                                                                           =============
A SHARES
    Net assets                                                             $      18,718
    Shares outstanding                                                             3,901
                                                                           -------------
    Net asset value and redemption price per share                         $        4.80
                                                                           =============
    Maximum offering price per share (net asset value/(1-5.75%))           $        5.09
                                                                           =============

----------
(1) Includes $98,388 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2003 (Unaudited)

INVESTMENT INCOME (NOTE 1)
    Dividends                                                              $      54,104
    Interest                                                                         769
    Securities lending                                                             1,727
    Foreign taxes withheld                                                        (7,439)
                                                                           -------------
      Total investment income                                                     49,161
                                                                           -------------
EXPENSES
    Investment advisory fees (Note 2)                                             52,547
    Administrative services fees (Note 2)                                         10,748
    Distribution fees (Note 2)                                                    13,137
    Printing fees (Note 2)                                                        44,737
    Legal fees                                                                    32,738
    Transfer agent fees (Note 2)                                                  23,763
    Registration fees                                                             19,397
    Custodian fees                                                                11,284
    Directors' fees                                                                4,740
    Audit fees                                                                     3,699
    Insurance expense                                                              2,364
    Interest expense                                                                 606
    Miscellaneous expense                                                          2,151
                                                                           -------------
      Total expenses                                                             221,911
    Less: fees waived and expenses reimbursed (Note 2)                          (145,718)
                                                                           -------------
      Net expenses                                                                76,193
                                                                           -------------
        Net investment loss                                                      (27,032)
                                                                           -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                        (1,405,977)
    Net realized loss on foreign currency transactions                           (14,988)
    Net change in unrealized appreciation (depreciation) from investments        (89,127)
    Net change in unrealized appreciation (depreciation) from foreign
      currency translations                                                          962
                                                                           -------------
    Net realized and unrealized loss from investments and foreign
      currency related items                                                  (1,509,130)
                                                                           -------------
    Net decrease in net assets resulting from operations                   $  (1,536,162)
                                                                           =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX MONTHS
                                                                                ENDED          FOR THE YEAR
                                                                          FEBRUARY 28,2003         ENDED
                                                                             (UNAUDITED)      AUGUST 31, 2002
                                                                         ------------------   ---------------
FROM OPERATIONS
  Net investment income (loss)                                             $      (27,032)     $       44,884
  Net realized loss from investments and foreign currency transactions         (1,420,965)         (3,221,809)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                                 (88,165)           (756,933)
                                                                           --------------      --------------
   Net decrease in net assets resulting from operations                        (1,536,162)         (3,933,858)
                                                                           --------------      --------------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class Shares                                                                 --            (119,325)
   Class A Shares                                                                      --                  (7)
                                                                           --------------      --------------
   Net decrease in net assets from dividends                                           --            (119,332)
                                                                           --------------      --------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                                                  3,651,521          66,330,192
  Reinvestment of dividends and distributions                                          --             115,384
  Net asset value of shares redeemed                                           (5,342,899)        (69,883,620)
                                                                           --------------      --------------
    Net decrease in net assets from capital share transactions                 (1,691,378)         (3,438,044)
                                                                           --------------      --------------
  Net decrease in net assets                                                   (3,227,540)         (7,491,234)

NET ASSETS
  Beginning of period                                                          11,807,304          19,298,538
                                                                           --------------      --------------
  End of period                                                            $    8,579,764      $   11,807,304
                                                                           ==============      ==============
ACCUMULATED NET INVESTMENT LOSS                                            $     (106,011)     $      (78,979)
                                                                           ==============      ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Shares of the Fund Outstanding Throughout Each Period)

                                                   FOR THE SIX MONTHS
                                                          ENDED                    FOR THE YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28, 2003      ----------------------------------------------
                                                       (UNAUDITED)           2002          2001        2000       1999(1)
                                                   ------------------      ---------     --------    --------    --------
PER SHARE DATA
  Net asset value, beginning of period             $             5.67      $    7.98     $  11.96    $   9.79    $  10.00
                                                   ------------------      ---------     --------    --------    --------

INVESTMENT OPERATIONS
  Net investment income (loss)                                  (0.01)(2)       0.02(2)      0.06        0.03         0.08
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                              (0.78)         (2.28)       (1.99)       2.19       (0.29)
                                                   ------------------      ---------     --------    --------    --------
      Total from investment operations                          (0.79)         (2.26)       (1.93)       2.22       (0.21)
                                                   ------------------      ---------     --------    --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                             --          (0.05)          --       (0.05)         --
  Distributions from net realized gains                            --             --        (2.05)         --          --
                                                   ------------------      ---------     --------    --------    --------
      Total dividends and distributions                            --          (0.05)       (2.05)      (0.05)         --
                                                   ------------------      ---------     --------    --------    --------
NET ASSET VALUE, END OF PERIOD                     $             4.88      $    5.67     $   7.98    $  11.96    $   9.79
                                                   ==================      =========     ========    ========    ========
      Total return(3)                                          (13.93)%       (28.44)%     (18.08)%     22.69%      (2.10)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)         $            8,561      $  11,806     $ 19,299    $ 30,007    $ 24,588
    Ratio of expenses to average net assets(4)                   1.45%(5)       1.45%        1.46%       1.46%       1.46%(5)
    Ratio of net investment income (loss)
      to average net assets                                     (0.51)%(5)      0.29%        0.58%       0.30%       1.41%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                       2.77%(5)       1.93%        1.09%       1.47%       1.18%(5)
  Portfolio turnover rate                                          58%           194%         140%        186%        161%

----------
(1) For the period January 28, 1999 (inception date) to  August 31, 1999.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the year ended August 31, 2002 and .01% for each of the years ended August 31, 2001, 2000 and 1999. The Fund's net operating expense ratio after reflecting these arrangements was 1.45% for each of the years ended August 31, 2002, 2001, 2000, and for the period ended August 31, 1999. For the six months ended February 28, 2003, there were no transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Shares of the Fund Outstanding Throughout Each Period)

                                                        FOR THE SIX MONTHS
                                                               ENDED            FOR THE PERIOD
                                                         FEBRUARY 28, 2003           ENDED
                                                            (UNAUDITED)       AUGUST 31, 2002(1)
                                                        ------------------    ------------------
PER SHARE DATA
  Net asset value, beginning of period                  $             5.61    $             6.98
                                                        ------------------    ------------------

INVESTMENT OPERATIONS
  Net investment income (loss)(2)                                    (0.01)                 0.11
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                                   (0.80)                (1.43)
                                                        ------------------    ------------------
      Total from investment operations                               (0.81)                (1.32)
                                                        ------------------    ------------------

LESS DIVIDENDS
  Dividends from net investment income                                  --                 (0.05)
                                                        ------------------    ------------------
NET ASSET VALUE, END OF PERIOD                          $             4.80    $             5.61
                                                        ==================    ==================
      Total return(3)                                               (14.44)%              (19.06)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $               19    $                1
    Ratio of expenses to average net assets(4)(5)                     1.45%                 1.45%
    Ratio of net investment income (loss)
      to average net assets(5)                                       (0.55)%                2.56%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(5)                         2.67%                 4.04%
  Portfolio turnover rate                                               58%                  194%

----------
(1) For the period November 30, 2001 (inception date) through August 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse European Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks capital appreciation. The fund was incorporated under the laws of the State of Maryland on July 27, 1998.

   The Fund is authorized to offer four classes of shares: Common Class, Institutional Class, Advisor Class and Class A shares, although only Common Class and Class A shares are currently offered. Effective December 12, 2001 the Fund closed the Common Class to new investors. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Common Class shares of the Fund bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net assets of the Fund's Common Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net assets of the Fund's Class A shares. In addition, the Common Class and Class A shares bear co-administration fees.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, equity investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost which approximates market value, unless the Board of Directors determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into

U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry-over, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At February 28, 2003, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at February 28, 2003 is as follows:

                   MARKET VALUE OF                  VALUE OF
                  SECURITIES LOANED            COLLATERAL RECEIVED
                  -----------------            -------------------
                      $   98,388                    $   100,566

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waiver at any time.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended February 28, 2003, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:

                GROSS                            NET            EXPENSE
            ADVISORY FEE       WAIVER        ADVISORY FEE   REIMBURSEMENTS
           --------------   -----------     --------------  --------------
            $    52,547     $  (52,547)      $      --      $    (93,171)

   During the period covered by this report, management determined that the Fund's advisory contract and sub-advisory contract had lapsed due to an administrative error. CSAM has taken all necessary steps to remedy this error, including obtaining Board and shareholder approval of retention or payments of fees paid or payable to the adviser and sub-adviser during the period the contracts had lapsed and of new contracts on the same terms as in the lapsed contracts.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."), an affiliate of CSAM, serves as sub-investment adviser to the Fund. CSAM Ltd. U.K.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the average daily net assets of the Fund. For the six months ended February 28, 2003, co-administrative services fees earned by CSAMSI were $5,254.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

            AVERAGE DAILY NET ASSETS                   ANNUAL RATE
            ------------------------                  -------------
            First $5 billion                   .050% of average daily net assets
            Next $5 billion                    .035% of average daily net assets
            Over $10 billion                   .020% of average daily net assets

   For the six months ended February 28, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $5,494.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Common Class and Class A shares of the Fund. For the six months ended February 28, 2003, distribution fees earned by CSAMSI for Common Class and Class A shares were $13,114 and $23, respectively.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended February 28, 2003, the Fund reimbursed CSAM $14,004, which is included in the Fund's transfer agent expense.

   For the six months ended February 28, 2003, CSAMSI and its affiliates advised the Fund that they retained $1,058 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended February 28, 2003, Merrill was paid $9,019 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At February 28, 2003, the Fund had no loans outstanding under the Credit Facility. During the six months ended February 28, 2003, the Fund had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE           INTEREST RATE           LOAN OUTSTANDING
           -------------        ----------------          ----------------
            $   184,246               1.973%                $   460,000

4. PURCHASES AND SALES OF SECURITIES

   For the six months ended February 28, 2003, purchases and sales of investment securities (excluding short-term investments) were $6,038,368 and $8,043,811, respectively.

   At February 28, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $9,745,477, $247,884, $(1,377,592) and $(1,129,708), respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares of the Fund were as follows:

                                                         COMMON CLASS
                               ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                FEBRUARY 28, 2003 (UNAUDITED)            AUGUST 31, 2002
                               ----------------------------------------------------------------
                                     SHARES          VALUE           SHARES          VALUE
                               ----------------   -------------   -------------   -------------
Shares sold                             685,087   $   3,568,807      10,004,240   $  66,025,702
Shares issued in reinvestment
  of dividends                               --              --          16,320         115,384
Shares redeemed                      (1,012,862)     (5,279,294)    (10,357,940)    (69,549,736)
                               ----------------   -------------   -------------   -------------
Net decrease                           (327,775)  $  (1,710,487)       (337,380)  $  (3,408,650)
                               ================   =============   =============   =============

                                                           CLASS A
                             ----------------------------------------------------------------
                                FOR THE SIX MONTHS ENDED            FOR THE PERIOD ENDED
                              FEBRUARY 28, 2003 (UNAUDITED)          AUGUST 31, 2002(1)
                             ----------------------------------------------------------------
                                  SHARES            VALUE          SHARES           VALUE
                             ----------------   -------------   -------------   -------------
Shares sold                            16,602          82,714          57,433   $     304,490
Shares redeemed                       (12,864)        (63,605)        (57,270)       (333,884)
                             ----------------   -------------   -------------   -------------
Net increase (decrease)                 3,738   $      19,109             163   $     (29,394)
                             ================   =============   =============   =============

----------
(1) For the period November 30, 2001 (inception date) through August 31, 2002.

   On February 28, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                        NUMBER OF              APPROXIMATE PERCENTAGE
                                      SHAREHOLDERS              OF OUTSTANDING SHARES
                                     --------------           ------------------------
Common Class                               1                             71%
Class A                                    1                             83%


   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. PROPOSED REORGANIZATION

   On December 12, 2002, the Board of Directors of the Fund approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of the Fund would become a shareholder of the Credit Suisse International Focus Fund, Inc. (the "Acquiring Fund") and would receive on a tax-free basis shares of the Acquiring Fund with the same value as their shares of the Fund. Proxy materials describing the proposed Reorganization were mailed to shareholders of the Fund for the April 11, 2003 Special Meeting of Shareholders, at which shareholders approved the Reorganization.

CREDIT SUISSE EUROPEAN EQUITY FUND
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MARCH 29, 2002.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. Box 55030, Boston, MA 02205-5030
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      WPEEQ-3-0203